UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for The North Carolina Capital Management Trust: Cash Portfolio

September 30, 2005

1.807740.101 NCC QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Commercial Paper (a) 102.8%
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount
Aspen Funding Corp.
10/24/05	3.78%	$5,000,000	$ 4,987,957
Bank of America Corp.
11/1/05	3.77	150,000,000	149,515,625
Bank of Ireland
7/19/06	4.02	75,000,000	72,660,863
Barclays U.S. Funding Corp.
10/24/05	3.78	86,000,000	85,793,134
12/2/05	3.70	100,000,000	99,367,944
Bear Stearns Companies, Inc.
10/3/05	3.91	182,337,000	182,297,395
Capital One Multi-Asset Execution Trust
10/5/05	3.52	10,000,000	9,996,122
11/2/05	3.70	5,000,000	4,983,689
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/25/05	3.78	119,100,000	118,800,662
10/26/05	3.78	5,000,000	4,986,910
Citigroup Funding, Inc.
10/28/05	3.81	122,000,000	121,652,300
11/7/05	3.70	63,000,000	62,761,720
Credit Suisse First Boston New York Branch
10/31/05	3.79	100,000,000	99,706,000
Dresdner U.S. Finance, Inc.
11/7/05	3.70	20,000,000	19,924,356
Emerald (MBNA Credit Card Master Note Trust)
10/4/05	3.55	19,500,000	19,494,280
10/25/05	3.63	10,000,000	9,976,000
11/2/05	3.74	100,000,000	99,670,222
11/3/05	3.76	5,000,000	4,982,904
12/6/05	3.96	25,000,000	24,819,875
12/21/05	4.00	15,000,000	14,866,350
Eurohypo AG
10/31/05	3.58	50,000,000	49,852,500
FCAR Owner Trust
10/4/05	3.35	2,000,000	1,999,450
10/21/05	3.78	30,000,000	29,937,167
10/27/05	3.81	60,000,000	59,835,333
Giro Funding US Corp.
10/17/05	3.58	80,000,000	79,873,778
12/19/05	3.92	24,515,000	24,306,268

Quarterly Report	2

Commercial Paper continued
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount
Goldman Sachs Group, Inc.
10/6/05	3.65% (b)(c) $	50,000,000	$ 50,000,000
12/6/05	3.72 (b)(c)	100,000,000	100,000,000
Govco, Inc.
12/21/05	3.91	50,000,000	49,564,063
Grampian Funding LLC
10/7/05	3.50	43,558,000	43,532,809
Greenwich Capital Holdings, Inc.
10/5/05	3.64 (c)	100,000,000	100,000,000
HSBC Finance Corp.
11/16/05	3.77	50,000,000	49,761,694
Jupiter Securitization Corp.
10/24/05	3.77	81,089,000	80,894,206
Market Street Funding Corp.
10/19/05	3.77	22,993,000	22,949,773
10/20/05	3.79	25,000,000	24,950,125
Morgan Stanley
10/3/05	3.90 (c)	175,000,000	175,000,000
Motown Notes Program
10/5/05	3.53	5,000,000	4,998,056
10/12/05	3.80	5,000,000	4,994,210
10/24/05	3.80	40,000,000	39,903,144
11/2/05	3.72	5,000,000	4,983,622
11/4/05	3.72	10,000,000	9,965,056
11/7/05	3.70	45,000,000	44,829,800
12/7/05	3.81	5,000,000	4,964,918
12/12/05	3.85	10,000,000	9,923,800
12/16/05	3.88	40,000,000	39,675,733
Newcastle (Discover Card Master Trust)
10/19/05	3.80	5,000,000	4,990,525
10/20/05	3.79	5,000,000	4,990,025
10/24/05	3.79	5,000,000	4,987,925
10/24/05	3.81	15,900,000	15,861,398
Northern Rock PLC
10/17/05	3.61	29,556,000	29,508,973
Paradigm Funding LLC
10/10/05	3.66 (c)	100,000,000	100,000,000
10/31/05	3.81	12,000,000	11,962,100
11/16/05	3.75	40,000,000	39,810,378
Park Granada LLC
10/3/05	3.65	60,000,000	59,987,867
10/3/05	3.95	10,263,000	10,260,748

	3		Quarterly Report

Investments (Unaudited) continued

Commercial Paper continued
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount
Park Granada LLC – continued
10/27/05	3.83%	$40,000,000	$39,889,644
10/28/05	3.72	5,000,000	4,986,125
11/1/05	3.69	20,000,000	19,936,967
12/6/05	3.78	32,500,000	32,277,158
Park Sienna LLC
10/3/05	3.93	65,000,000	64,985,808
Rabobank USA Financial Corp.
10/3/05	3.88	180,000,000	179,961,200
Sigma Finance, Inc.
10/5/05	3.51 (b)	10,000,000	9,996,133
Skandinaviska Enskilda Banken AB
10/12/05	3.69 (c)	75,000,000	75,000,000
Strand Capital LLC
11/7/05	3.63	5,000,000	4,981,551
11/14/05	3.69	10,000,000	9,955,389
1/17/06	3.91	15,000,000	14,826,300
Stratford Receivables Co. LLC
10/3/05	3.85	30,262,000	30,255,527
10/7/05	3.77	10,000,000	9,993,733
10/17/05	3.80	5,000,000	4,991,578
10/17/05	3.81	5,000,000	4,991,567
10/18/05	3.81	15,000,000	14,973,083
10/20/05	3.82	30,000,000	29,939,675
10/24/05	3.83	15,000,000	14,963,392
11/3/05	3.84	25,000,000	24,912,229
11/4/05	3.71	15,000,000	14,947,725
11/7/05	3.75	20,000,000	19,923,328
Thames Asset Global Securities No. 1, Inc.
11/18/05	3.77	25,000,000	24,875,667
UBS Finance, Inc.
10/28/05	3.76	170,000,000	169,521,875
White Pine Finance LLC
10/3/05	3.65 (b)(c)	4,300,000	4,299,880
10/20/05	3.75 (b)(c)	97,000,000	96,994,341
10/25/05	3.78 (c)	38,000,000	37,997,592

Quarterly Report

4

Commercial Paper continued
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount
Yorktown Capital LLC
10/20/05	3.77%	$175,000,000 $	174,653,184
TOTAL INVESTMENT PORTFOLIO 102.8%
(Cost $3,735,330,403)		3,735,330,403
NET OTHER ASSETS – (2.8)%		(100,772,029)

NET ASSETS 100%		$3,634,558,374
Legend

(a) Cash Portfolio only purchases
commercial paper with the highest
possible ratings from at least one
nationally recognized rating service. A
substantial portion of Cash Portfolio’s
investments are in commercial paper of
banks, finance companies and
companies in the securities industry.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $261,290,354
or 7.2% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,735,330,403.

5 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

6

Quarterly Holdings Report for The North Carolina Capital Management Trust: Term Portfolio

September 30, 2005

1.807741.101 NCT QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 89.2%
	Principal	Value
	Amount
U.S. Government Agency Obligations 89.2%
Fannie Mae:
2.07% 9/29/06	$ 4,800,000	$ 4,694,304
2.5% 6/15/06	15,000,000	14,815,335
Federal Home Loan Bank:
2.1% 10/13/06	12,000,000	11,728,872
2.5% 3/30/06	2,530,000	2,508,733
2.5% 4/11/06	8,000,000	7,927,856
Freddie Mac 5.5% 7/15/06	20,000,000	20,178,540
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $62,144,583)		61,853,640

Cash Equivalents 10.0%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.28%,
dated 9/30/05 due 10/3/05) (a)
(Cost $6,939,000)	$ 6,940,897	6,939,000

TOTAL INVESTMENT PORTFOLIO 99.2%
(Cost $69,083,583)		68,792,640

NET OTHER ASSETS – 0.8%		525,942

NET ASSETS 100%		$ 69,318,582

Legend (a) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty

$6,939,000 due 10/3/05
at 3.28%

UBS Securities LLC	$ 6,939,000

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $68,918,164. Net unrealized depreciation aggregated $125,524, of which $18,028 related to appreciated investment securities and $143,552 related to depreciated investment securities.

Quarterly Report 8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

9 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	November 23, 2005
By:	/s/John Hebble
John Hebble
Treasurer and Chief Financial Officer

Date:	November 23, 2005